UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/23/07
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 132
Form 13F Information Table Value Total: $ 539,332 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY INS GROUP           COM              90130n103      537 30425.00 SH       SOLE                                   30425.00
ACCENTURE LTD                  COM              g1150g111    11046 299125.71SH       SOLE                                  299125.71
ADOBE SYSTEMS INC              COM              00724F101     9654 234800.00SH       SOLE                                  234800.00
ADVISORY BOARD                 COM              00762w107      709 13255.00 SH       SOLE                                   13255.00
AIRGAS INC                     COM              9363102       1546 38170.00 SH       SOLE                                   38170.00
ALLIANT TECHSYSTEMS INC        COM              188041040     1278 16350.00 SH       SOLE                                   16350.00
AMCOL INTL CORP                COM              02341w103      646 23300.00 SH       SOLE                                   23300.00
AMERICAN EXPRESS               COM              258161090    14328 236170.75SH       SOLE                                  236170.75
AMERICAN INTERNATIONAL GROUP I COM              268741071     1863 26007.00 SH       SOLE                                   26007.00
AMGEN                          COM              311621007    13864 202966.00SH       SOLE                                  202966.00
AMPHENOL CORP NEW-CL A         CL A             032095101     2569 41395.00 SH       SOLE                                   41395.00
ARCHER DANIELS-MIDLAND         COM              394831028    10097 315939.05SH       SOLE                                  315939.05
ASTEC INDS INC COM             COM              462241019      494 14075.00 SH       SOLE                                   14075.00
AVID TECHNOLOGY                COM              05367p100      417 11200.00 SH       SOLE                                   11200.00
AXIS CAPITAL HOLDINGS          COM              g0692u109     1216 36455.00 SH       SOLE                                   36455.00
BAKER HUGHES INC               COM              572241073      781 10467.00 SH       SOLE                                   10467.00
BIOTECH HOLDERS TRUST DEPOSITA COM              09067D201      202  1100.00 SH       SOLE                                    1100.00
BJ SERVICES CO                 COM              554821033     1198 40870.00 SH       SOLE                                   40870.00
BROADCOM CORP CL A             CL A             111320107     7215 223320.00SH       SOLE                                  223320.00
CACI INTERNATIONAL INC-CL A    CL A             127190304     1814 32115.00 SH       SOLE                                   32115.00
CAREMARK RX INC                COM              141705103    14659 256697.19SH       SOLE                                  256697.19
CARTER'S                       COM              146229109      386 15175.00 SH       SOLE                                   15175.00
CATERPILLAR INC                COM              149123101    11523 187897.77SH       SOLE                                  187897.77
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      689 32125.00 SH       SOLE                                   32125.00
CHEVRONTEXACO CORP             COM              166764100      766 10420.03 SH       SOLE                                   10420.03
CHICAGO MERCANTILE EXCHANGE HO COM              167760107     1606  3151.00 SH       SOLE                                    3151.00
CIMAREX ENERGY CO              COM              171798101      482 13225.00 SH       SOLE                                   13225.00
CISCO SYSTEMS INC              COM              17275R102    12173 445432.00SH       SOLE                                  445432.00
CIT GROUP INC                  COM              125581108    17096 306558.42SH       SOLE                                  306558.42
CITIGROUP INC                  COM              172967101      229  4127.00 SH       SOLE                                    4127.00
CITRIX SYSTEMS INC             COM              177376100     1274 47105.00 SH       SOLE                                   47105.00
COGNEX CORP                    COM              192422103     1271 53390.00 SH       SOLE                                   53390.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2811 36441.00 SH       SOLE                                   36441.00
COLGATE PALMOLIVE CO.          COM              194162103    14087 215930.98SH       SOLE                                  215930.98
COMCAST CORP NEW CL A          CL A             20030N101    15694 370773.66SH       SOLE                                  370773.66
COMCAST CORP SPECIAL           COM              20030n200     3652 87225.00 SH       SOLE                                   87225.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1275 14540.00 SH       SOLE                                   14540.00
CVS CORP                       COM              126650100    13241 428380.27SH       SOLE                                  428380.27
CYTYC CORP                     COM              232946103     1479 52275.00 SH       SOLE                                   52275.00
DAVITA INC                     COM              23918k108     1360 23910.00 SH       SOLE                                   23910.00
DEAN FOODS CO NEW COM          COM              242370104     1342 31755.00 SH       SOLE                                   31755.00
DIGITAS INC                    COM              25388K104      658 49075.00 SH       SOLE                                   49075.00
DONALDSON CO INC               COM              257651109     1299 37430.00 SH       SOLE                                   37430.00
DUN & BRADSTREET CORP          COM              2.65E+104     2754 33270.00 SH       SOLE                                   33270.00
EMERSON ELECTRIC CO            COM              291011104    14266 323577.71SH       SOLE                                  323577.71
EMULEX CORP NEW                COM              292475209     2310 118440.00SH       SOLE                                  118440.00
EURONET WORLDWIDE              COM              298736109      447 15075.00 SH       SOLE                                   15075.00
EXXON MOBIL CORP               COM              30231G102    11258 146923.66SH       SOLE                                  146923.66
FIDELITY BANKSHARES            COM              31604q107      812 20474.00 SH       SOLE                                   20474.00
FIRST CASH FINL SVCS INC       COM              31942D107      582 22500.00 SH       SOLE                                   22500.00
FISERV INC                     COM              337738108     1557 29720.00 SH       SOLE                                   29720.00
FORWARD AIR CORP               COM              349853101      345 11950.00 SH       SOLE                                   11950.00
GAMING PARTNERS INTL COM       COM              36467a107      382 21250.00 SH       SOLE                                   21250.00
GEN-PROBE INC NEW COM          COM              36866T103      634 12120.00 SH       SOLE                                   12120.00
GENERAL ELECTRIC CO            COM              369604103    13707 368381.37SH       SOLE                                  368381.37
HCC INSURANCE HOLDINGS INC     COM              404132102     3279 102199.00SH       SOLE                                  102199.00
HEALTH MANAGEMENT SYSTEMS INC  COM              40425j101      909 60050.00 SH       SOLE                                   60050.00
HEALTHCARE SVCS GP INC         COM              421906108      821 28375.00 SH       SOLE                                   28375.00
HEALTHTRONICS INC COM          COM              42222L107      456 68375.00 SH       SOLE                                   68375.00
HEALTHWAYS INC COM             COM              422245100      520 10900.00 SH       SOLE                                   10900.00
HENRY SCHEIN INC               COM              806407102     2182 44555.00 SH       SOLE                                   44555.00
HOLLY CORP NEW $0.01 PAR       COM              435758305     1405 27340.00 SH       SOLE                                   27340.00
HOSPIRA INC                    COM              441060100      444 13240.00 SH       SOLE                                   13240.00
HYDRIL                         COM              448774109     2224 29580.00 SH       SOLE                                   29580.00
IAC INTERACTIVECORP COM NEW    COM              44919P300     1607 43270.00 SH       SOLE                                   43270.00
IBM                            COM              459200101     9809 100975.99SH       SOLE                                  100975.99
ISHARES TR                     COM              464287531      829 25800.00 SH       SOLE                                   25800.00
ISHARES TR S&P SMLCAP 600      S&P Smlcap 600   464287804      894 13550.00 SH       SOLE                                   13550.00
J P MORGAN CHASE & CO.         COM              46625h100    13534 280216.00SH       SOLE                                  280216.00
JOSEPH BANK CLOTHIERS          COM              480838101      405 13825.00 SH       SOLE                                   13825.00
KENEXA CORP COM                COM              488879107      269  8100.00 SH       SOLE                                    8100.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    14752 180394.11SH       SOLE                                  180394.11
LADISH INC                     COM              505754200      505 13625.00 SH       SOLE                                   13625.00
LAUREATE EDUCATION             COM              518613104    11428 235000.00SH       SOLE                                  235000.00
LAZARD LTD SHS A               COM              G54050102     2392 50540.00 SH       SOLE                                   50540.00
LIFECELL                       COM              531927101      668 27675.00 SH       SOLE                                   27675.00
LKQ CORP COM                   COM              501889208     1762 76663.00 SH       SOLE                                   76663.00
LUFKIN INDUSTRIES INC          COM              549764108      387  6675.00 SH       SOLE                                    6675.00
MCGRAW HILL COMPANIES          COM              580645109      286  4213.86 SH       SOLE                                    4213.86
MEDTRONIC INC                  COM              585055106      304  5688.34 SH       SOLE                                    5688.34
METLIFE INSURANCE              COM              59156R108    14870 251992.98SH       SOLE                                  251992.98
MICROCHIP TECHNOLOGY INC       COM              595017104     1249 38205.00 SH       SOLE                                   38205.00
MICROSOFT CORP                 COM              594918104    10633 356100.74SH       SOLE                                  356100.74
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103     4604 31465.00 SH       SOLE                                   31465.00
MORGAN STANLEY                 COM              617446448     5299 65075.00 SH       SOLE                                   65075.00
NEWFIELD EXPLORATION CO.       COM              651290108     2062 44895.00 SH       SOLE                                   44895.00
NOBLE ENRGY INC COM            COM              655044105     1263 25755.00 SH       SOLE                                   25755.00
NUCO2                          COM              629428103      440 17925.00 SH       SOLE                                   17925.00
OCCIDENTAL PETE CORP           COM              674599105     9045 185244.47SH       SOLE                                  185244.47
OIL SVC HOLDRS TR              COM              678002106      600  4300.00 SH       SOLE                                    4300.00
PEABODY ENERGY CORP COM        COM              704549104     4547 112523.17SH       SOLE                                  112523.17
PEGASYSTEMS INC                COM              705573103     1718 174090.00SH       SOLE                                  174090.00
PEPSICO INC                    COM              713448108    14699 235004.57SH       SOLE                                  235004.57
PHARMACEUTICAL PROD DEV        COM              717124101      631 19610.00 SH       SOLE                                   19610.00
PHELPS DODGE CORP              COM              717265102     1583 13230.00 SH       SOLE                                   13230.00
POOL CORP                      COM              73278l105     1303 33275.00 SH       SOLE                                   33275.00
PRAXAIR INC                    COM              74005P104    15771 265827.84SH       SOLE                                  265827.84
PRECISION CASTPARTS CP COM     COM              740189105     1590 20315.00 SH       SOLE                                   20315.00
PROCTER & GAMBLE CO            COM              742718109      846 13164.19 SH       SOLE                                   13164.19
QUAKER CHEMICAL CORP           COM              747316107      498 22575.00 SH       SOLE                                   22575.00
QUEST SOFTWARE INC             COM              74834t103      398 27225.00 SH       SOLE                                   27225.00
REGAL BELOIT CORP COM          COM              758750103      546 10400.00 SH       SOLE                                   10400.00
REINSURANCE GP AMER            COM              759351109     1362 24455.00 SH       SOLE                                   24455.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      645 17385.00 SH       SOLE                                   17385.00
ROCKWELL COLLINS INC           COM              774341101     2938 46430.00 SH       SOLE                                   46430.00
ROPER INDUSTRIES               COM              776696106     1501 29880.00 SH       SOLE                                   29880.00
SCHLUMBERGER LTD               COM              806857108     8958 141834.47SH       SOLE                                  141834.47
SECTOR SPDR TECH SELECT SHARES COM              81369Y803      279 12000.00 SH       SOLE                                   12000.00
SEI INVESTMENTS CO COM         COM              784117103     1834 30800.00 SH       SOLE                                   30800.00
SOTHEBYS HLDGS INC CL A        CL A             835898107     1719 55440.00 SH       SOLE                                   55440.00
STAPLES INC                    COM              855030102    15616 584877.89SH       SOLE                                  584877.89
T ROWE PRICE GROUP INC         COM              74144t108    15097 344928.56SH       SOLE                                  344928.56
TALX CORP COM                  COM              874918105      459 16750.00 SH       SOLE                                   16750.00
TEREX CORP                     COM              880779103     2488 38530.00 SH       SOLE                                   38530.00
TESORO CORPORATION             COM              881609101     1378 20965.00 SH       SOLE                                   20965.00
TETRA TECH INC NEW             COM              88162g103      413 22850.00 SH       SOLE                                   22850.00
TEXAS INSTRUMENTS INC          COM              882508104     8767 304431.81SH       SOLE                                  304431.81
THERMO FISHER SCIENTIFIC INC   COM              883556102    14788 326525.00SH       SOLE                                  326525.00
TRANSOCEAN INC.                COM              G90078109    10718 132510.00SH       SOLE                                  132510.00
TRIDENT MICROSYSTEMS COM       COM              895919108      314 17275.00 SH       SOLE                                   17275.00
UAP HLDG CORP COM              COM              903441103     3299 131030.00SH       SOLE                                  131030.00
UNITED RETAIL GROUP COM        COM              911380103      362 25825.00 SH       SOLE                                   25825.00
USANA HEALTH SCIENCES          COM              90328m107      743 14400.00 SH       SOLE                                   14400.00
VALERO ENERGY CORP NEW         COM              91913Y100     4232 82733.02 SH       SOLE                                   82733.02
VCA ANTECH INC                 COM              918194101     1459 45350.00 SH       SOLE                                   45350.00
WATSON WYATT WORLDWIDE         COM              942712100      704 15600.00 SH       SOLE                                   15600.00
WYETH                          COM              983024100    15225 299005.36SH       SOLE                                  299005.36
ASIA PACIFIC FUND              COM              449011063      214     9400 SH       SOLE                                       9400
I SHARES S&P EUROPE 350        S&P Euro Plus    464287861     2808    26755 SH       SOLE                                      26755
ISHARES MSCI PACIFIC EX-JAPAN  MSCI Pac J IDX   464286665      773     6175 SH       SOLE                                       6175
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3130    42755 SH       SOLE                                      42755
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      758    39713 SH       SOLE                                      39713